United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 7/31/10

Date of Reporting Period: Quarter ended 10/31/09

Item 1.	Schedule of Investments

Federated MDT Balanced Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount or Shares			Value
		Common Stocks – 57.2%
		Aerospace & Defense – 0.0%
1,600		ITT Corp.	81,120
		Agricultural Chemicals – 0.0%
400		Bunge Ltd.	22,824
		Airline — National – 0.0%
7,263		Aircastle Ltd.	57,523
		Airline — Regional – 0.2%
10,002	[1]	Alaska Air Group, Inc.	257,252
5,086		SkyWest, Inc.	71,051
		TOTAL	328,303
		Apparel – 0.1%
4,553	[1]	Carter's, Inc.	107,451
204		Columbia Sportswear Co.	7,762
960	[1]	DSW, Inc.	18,432
5,430		Jones Apparel Group, Inc.	97,142
745		Oxford Industries, Inc.	14,416
		TOTAL	245,203
		AT&T Divestiture – 2.1%
170,100		AT&T, Inc.	4,366,467
		Auto Components – 0.0%
2,715	[1]	Tenneco Automotive, Inc.	36,978
		Auto Original Equipment Manufacturers – 0.2%
2,388		ArvinMeritor, Inc.	18,650
2,500	[1]	AutoZone, Inc.	338,275
		TOTAL	356,925
		Auto Part Replacement – 0.1%
3,900		WABCO Holdings, Inc.	92,508
		Auto Rentals – 0.0%
1,589	[1]	Dollar Thrifty Automotive Group	29,412
		Biotechnology – 0.4%
1,923	[1]	Affymetrix, Inc.	10,058
16,800	[1]	Biogen Idec, Inc.	707,784
469	[1]	Martek Biosciences Corp.	8,423
750	[1]	ViroPharma, Inc.	5,655
		TOTAL	731,920
		Building Materials – 0.0%
565		Apogee Enterprises, Inc.	7,481
886	[1]	Drew Industries, Inc.	16,958
1,314		Quanex Building Products Corp.	19,539
		TOTAL	43,978
		Cable TV – 1.1%
7,200		Comcast Corp., Class A	104,400
6,200	[1]	Discovery Communications, Inc.	170,500
8,000		Time Warner Cable, Inc.	315,520

48,401		Time Warner, Inc.	1,457,838
6,000	[1]	Viacom, Inc., Class B — New	165,540
		TOTAL	2,213,798
		Capital Markets – 0.2%
10,000		Morgan Stanley	321,200
		Cellular Communications – 0.0%
3,000	[1]	NII Holdings, Inc.	80,790
		Clothing Stores – 0.2%
2,538	[1]	Children's Place Retail Stores, Inc.	79,820
4,300	[1]	Jos A. Bank Clothiers, Inc.	176,214
3,800		Limited Brands	66,880
3,292		Mens Wearhouse, Inc.	76,276
905	[1]	Stein Mart, Inc.	8,597
		TOTAL	407,787
		Cogeneration – 0.2%
34,200	[1]	Mirant Corp.	478,116
		Commercial Services – 0.1%
4,000		Donnelley (R.R.) & Sons Co.	80,320
1,100		Lender Processing Services, Inc.	43,780
		TOTAL	124,100
		Commodity Chemicals – 0.2%
2,227		Newmarket Corp.	208,225
800		PPG Industries, Inc.	45,144
3,667	[1]	Solutia, Inc.	40,337
446		Stepan Co.	25,529
1,914		Westlake Chemical Corp.	46,491
		TOTAL	365,726
		Communications Equipment – 0.1%
3,900		Harris Corp.	162,708
3,000	[1]	Palm, Inc.	34,830
		TOTAL	197,538
		Computer Networking – 0.0%
1,100		Black Box Corp.	29,161
		Computer Peripherals – 0.1%
1,284	[1]	Aruba Networks, Inc.	10,041
7,600	[1]	Lexmark International Group, Class A	193,800
1,000	[1]	Synaptics, Inc.	22,500
		TOTAL	226,341
		Computer Services – 0.2%
798		Fair Isaac & Co., Inc.	16,223
8,301	[1]	Synnex Corp.	213,585
611		Syntel, Inc.	21,892
2,027		Unisys Corporation	59,067
		TOTAL	310,767
		Computer Stores – 0.0%
2,400	[1]	Ingram Micro, Inc., Class A	42,360

		Computers — High End – 2.3%
38,700		IBM Corp.	4,667,607
		Consumer Cyclical — Lodging – 0.0%
3,600		Wyndham Worldwide Corp.	61,380
		Contracting – 0.1%
3,000	[1]	IHS, Inc. — Class A	155,280
		Cosmetics & Toiletries – 0.0%
1,318	[1]	Helen of Troy Ltd.	30,103
1,308	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	19,803
		TOTAL	49,906
		Crude Oil & Gas Production – 2.8%
1,004	[1]	ATP Oil & Gas Corp.	17,379
28,000		Apache Corp.	2,635,360
2,233	[1]	Arena Resources, Inc.	83,202
113,100		Chesapeake Energy Corp.	2,770,950
4,400	[1]	EXCO Resources, Inc.	68,728
3,400	[1]	Rosetta Resources, Inc	46,002
6,600	[1]	Stone Energy Corp.	101,178
3,369		W&T Offshore, Inc.	39,249
		TOTAL	5,762,048
		Defense Aerospace – 0.2%
1,590	[1]	AAR Corp.	31,180
500	[1]	Alliant Techsystems, Inc.	38,890
4,500		General Dynamics Corp.	282,150
1,000	[1]	Transdigm Group, Inc.	39,180
		TOTAL	391,400
		Defense Electronics – 1.0%
6,400		L-3 Communications Holdings, Inc.	462,656
17,100		Northrop Grumman Corp.	857,223
18,100		Raytheon Co.	819,568
		TOTAL	2,139,447
		Department Stores – 0.5%
3,285		Dillards, Inc., Class A	44,742
15,300	[1]	Sears Holdings Corp.	1,038,258
		TOTAL	1,083,000
		Discount Department Stores – 0.1%
2,527	[1]	99 Cents Only Stores	28,732
2,100	[1]	BJ's Wholesale Club, Inc.	73,563
260		Pricesmart, Inc.	5,018
		TOTAL	107,313
		Distillers – 0.0%
3,100	[1]	Constellation Brands, Inc., Class A	49,042
		Diversified Financial Services – 1.8%
85,600		J.P. Morgan Chase & Co.	3,575,512
3,600		NYSE Euronext	93,060
		TOTAL	3,668,572

		Diversified Leisure – 0.1%
1,100	[1]	Coinstar, Inc.	34,914
1,940	[1]	Gaylord Entertainment Co.	29,158
348	[1]	Life time Fitness, Inc.	7,500
6,800	[1]	Penn National Gaming, Inc.	170,884
		TOTAL	242,456
		Diversified Telecommunication Services – 0.0%
1,170	[1]	Global Crossing Ltd.	13,338
		Diversified Tobacco – 0.3%
13,100		Reynolds American, Inc.	635,088
		Electric & Electronic Original Equipment Manufacturers – 0.1%
3,635	[1]	American Superconductor Corp.	121,845
1,100		Eaton Corp.	66,495
		TOTAL	188,340
		Electric Utility – 3.1%
6,800		Ameren Corp.	165,512
2,364		Avista Corp.	44,821
4,800		CenterPoint Energy, Inc.	60,480
19,800		CMS Energy Corp.	263,340
24,900		Dominion Resources, Inc.	848,841
3,600		DPL, Inc.	91,224
800		DTE Energy Co.	29,584
9,500		Edison International	302,290
636	[1]	El Paso Electric Co.	11,925
11,500		Entergy Corp.	882,280
13,000		FirstEnergy Corp.	562,640
11,263		Idacorp, Inc.	316,378
3,400		Pinnacle West Capital Corp.	106,488
3,117		PNM Resources, Inc.	33,414
10,500		PPL Corp.	309,120
17,300		Public Service Enterprises Group, Inc.	515,540
31,500		Sempra Energy	1,620,675
11,311		UniSource Energy Corp.	326,662
		TOTAL	6,491,214
		Electrical Equipment – 0.1%
4,500	[1]	Thomas & Betts Corp.	153,945
		Electronic Components – 0.0%
1,338	[1]	Volterra Semiconductor Corp.	18,531
		Electronic Equipment Instruments & Components – 0.9%
123,600		Corning, Inc.	1,805,796
		Electronic Instruments – 0.0%
2,439	[1]	Cymer, Inc.	83,511
		Ethical Drugs – 0.2%
10,628	[1]	Valeant Pharmaceuticals International	312,463
		Financial Services – 1.5%
69,300		Ameriprise Financial, Inc.	2,402,631
7,886		Deluxe Corp.	112,218
4,000		Equifax, Inc.	109,520

4,367		Hercules Technology Growth Capital, Inc.	40,962
4,000	[1]	MSCI, Inc., Class A	121,600
600		Mastercard, Inc. Class A	131,412
2,300		Moody's Corp.	54,464
1,332	[1]	Nelnet, Inc., Class A	18,688
3,366	[1]	PHH Corp.	54,395
6,784	[1]	Verifone Holdings, Inc.	90,227
2,500		Western Union Co.	45,425
		TOTAL	3,181,542
		Food Products – 0.3%
2,100	[1]	Dean Foods Co.	38,283
3,800		General Mills, Inc.	250,496
2,400		Heinz (H.J.) Co.	96,576
3,200		Kellogg Co.	164,928
		TOTAL	550,283
		Furniture – 0.1%
6,210		La-Z Boy Chair Co.	44,091
6,403		Tempur-Pedic International, Inc.	124,026
		TOTAL	168,117
		Gas Distributor – 0.2%
23,500	[1]	Southern Union Co.	459,895
1,011		Southwest Gas Corp.	25,265
622		WGL Holdings, Inc.	20,563
		TOTAL	505,723
		Generic Drugs – 0.5%
584	[1]	Hi-Tech Pharmacal Co., Inc.	10,652
61,900	[1]	Mylan Laboratories, Inc.	1,005,256
1,447	[1]	Par Pharmaceutical Cos, Inc.	30,344
		TOTAL	1,046,252
		Greeting Cards – 0.1%
10,419		American Greetings Corp., Class A	211,922
		Grocery Chain – 0.4%
2,185		Casey's General Stores, Inc.	68,893
32,900		Kroger Co.	760,977
408		Weis Markets, Inc.	14,443
506	[1]	Winn-Dixie Stores, Inc.	5,612
		TOTAL	849,925
		Health Care Equipment & Supplies – 0.1%
3,000	[1]	Inverness Medical Innovations, Inc.	114,030
		Health Care Providers & Services – 1.4%
1,400	[1]	LifePoint Hospitals, Inc.	39,662
45,900	[1]	Medco Health Solutions, Inc.	2,575,908
12,476	[1]	Wellcare Health Plans, Inc.	325,998
		TOTAL	2,941,568
		Home Health Care – 0.2%
3,769	[1]	Amedisys, Inc.	149,968
3,950	[1]	Gentiva Health Services, Inc.	94,800

2,700	[1]	Lincare Holdings, Inc.	84,807
2,637	[1]	Odyssey Healthcare, Inc.	36,760
		TOTAL	366,335
		Home Products – 0.2%
800		Church and Dwight, Inc.	45,504
6,665		Tupperware Brands Corp.	300,058
		TOTAL	345,562
		Household Appliances – 0.0%
1,200		Whirlpool Corp.	85,908
		Industrial Machinery – 0.0%
646		Tennant Co.	17,222
570		Watts Industries, Inc., Class A	16,103
		TOTAL	33,325
		Industrial Services – 0.0%
787	[1]	EnerNOC, Inc.	22,611
		Insurance Brokerage – 0.2%
900		Axis Capital Holdings Ltd.	26,001
7,800		Endurance Specialty Holdings Ltd.	280,722
		TOTAL	306,723
		Integrated Domestic Oil – 2.3%
96,800		ConocoPhillips	4,857,424
		Integrated International Oil – 4.1%
45,800		Chevron Corp.	3,505,532
68,300		Exxon Mobil Corp.	4,895,061
		TOTAL	8,400,593
		Internet Services – 0.3%
2,400	[1]	Amazon.com, Inc.	285,144
800	[1]	IAC Interactive Corp.	15,152
1,600	[1]	Priceline.com, Inc.	252,464
		TOTAL	552,760
		Leasing – 0.0%
951	[1]	CAI International, Inc.	7,133
		Life Insurance – 2.2%
8,238		American Equity Investment Life Holding Co.	54,124
3,500		Assured Guaranty Ltd.	58,030
4,890		Delphi Financial Group, Inc., Class A	106,113
63,900		MetLife, Inc.	2,174,517
1,700		Protective Life Corp.	32,725
20,300		Prudential Financial	918,169
5,000		Reinsurance Group of America, Inc.	230,500
26,200		Torchmark Corp.	1,063,720
1,172	[1]	Universal American Financial Corp.	11,720
		TOTAL	4,649,618
		Long-Term Care Centers – 0.0%
1,795	[1]	Kindred Healthcare, Inc.	26,387

		Lumber Products – 0.0%
2,367	[1]	Louisiana-Pacific Corp.	12,427
1,258		Universal Forest Products, Inc.	44,885
		TOTAL	57,312
		Magazine Publishing – 0.0%
900		McGraw-Hill Cos., Inc.	25,902
		Mail Order – 0.0%
1,316	[1]	Coldwater Creek, Inc.	7,567
		Maritime – 0.1%
6,400		Overseas Shipholding Group, Inc.	251,200
		Media – 0.0%
1,900		Meredith Corp.	51,414
		Medical Supplies – 0.2%
2,632	[1]	Align Technology, Inc.	41,375
14,414	[1]	American Medical Systems Holdings, Inc.	222,264
102	[1]	Emergency Medical Services Corp., Class A	4,898
1,115	[1]	NuVasive, Inc.	40,463
797	[1]	Quidel Corp.	11,397
		TOTAL	320,397
		Medical Technology – 0.0%
2,542	[1]	MedAssets, Inc.	55,771
		Metal Containers – 0.1%
2,300		Ball Corp.	113,459
		Metals & Mining – 0.0%
728	[1]	Horsehead Holding Corp	6,938
		Miscellaneous Communications – 0.0%
1,897		Harte-Hanks	22,271
		Miscellaneous Components – 0.1%
4,131	[1]	Amkor Technology, Inc.	22,762
5,754	[1]	Atheros Communications	141,663
3,300	[1]	International Rectifier Corp.	60,324
1,353	[1]	MKS Instruments, Inc.	21,161
1,550	[1]	Power Integrations, Inc.	48,360
		TOTAL	294,270
		Miscellaneous Food Products – 0.2%
1,969		The Anderson's, Inc.	61,098
12,573	[1]	Fresh Del Monte Produce, Inc.	272,960
		TOTAL	334,058
		Miscellaneous Machinery – 0.2%
2,962		Nordson Corp.	156,305
6,500		SPX Corp.	343,070
		TOTAL	499,375
		Miscellaneous Metals – 0.0%
2,757	[1]	Stillwater Mining Co.	17,093
		Multi-Line Insurance – 0.6%
1,251	[1]	Amerisafe, Inc.	23,194
13,800	[1]	CNA Financial Corp.	300,426

5,143	[1]	Conseco, Inc.	26,795
395		Donegal Group, Inc., Class A	5,767
1,062		FBL Financial Group, Inc., Class A	21,399
706	[1]	FPIC Insurance Group, Inc.	23,884
4,277		Harleysville Group, Inc.	133,998
3,247		Infinity Property & Casualty	125,562
10,900	[1]	MBIA, Inc.	44,254
13,438		Montpelier Re Holdings Ltd.	217,158
2,746	[1]	Navigators Group, Inc.	145,730
1,621		Safety Insurance Group, Inc.	54,255
3,600		Unum Group	71,820
		TOTAL	1,194,242
		Multi-Utilities – 0.0%
1,700		Wisconsin Energy Corp.	74,239
		Mutual Fund Adviser – 0.1%
1,700	[1]	Affiliated Managers Group	107,933
1,103		Calamos Asset Management, Inc.	11,692
1,417		Cohen & Steers, Inc.	27,390
		TOTAL	147,015
		Office Furniture – 0.0%
714		HNI Corp.	18,792
		Offshore Driller – 0.1%
9,011	[1]	Bristow Group, Inc.	262,671
		Oil Gas & Consumable Fuels – 0.2%
7,500		Murphy Oil Corp.	458,550
		Oil Service, Explore & Drill – 0.1%
8,698	[1]	Global Industries Ltd.	63,409
2,500	[1]	SEACOR Holdings, Inc.	203,175
1,427	[1]	Venoco, Inc.	17,980
		TOTAL	284,564
		Optical Reading Equipment – 0.0%
3,000	[1]	Zebra Technologies Co., Class A	75,000
		Other Communications Equipment – 0.1%
643	[1]	Netgear, Inc.	11,722
11,172	[1]	Skyworks Solutions, Inc.	116,524
		TOTAL	128,246
		Outpatient Clinics – 0.0%
700	[1]	DaVita, Inc.	37,121
		Packaged Foods – 0.4%
9,400		Campbell Soup Co.	298,450
3,520	[1]	Chiquita Brands International	56,989
1,300		Hershey Foods Corp.	49,127
13,900		Kraft Foods, Inc., Class A	382,528
		TOTAL	787,094
		Paper Products – 0.2%
775	[1]	Buckeye Technologies, Inc.	6,944

1,100		Clearwater Paper Corp.	49,797
5,241		Rock-Tenn Co.	229,556
1,513		Schweitzer-Mauduit International, Inc.	78,146
		TOTAL	364,443
		Personal Loans – 0.1%
6,005	[1]	World Acceptance Corp.	150,665
		Personal Products – 1.3%
4,100		Colgate-Palmolive Co.	322,383
40,900		Procter & Gamble Co.	2,372,200
		TOTAL	2,694,583
		Personnel Agency – 0.1%
142		Heidrick & Struggles International, Inc.	3,885
1,700		Maximus, Inc.	78,642
1,600	[1]	TrueBlue, Inc.	19,360
		TOTAL	101,887
		Pharmaceuticals – 0.0%
851	[1]	Impax Laboratories, Inc.	7,557
2,228		Medicis Pharmaceutical Corp., Class A	47,166
1,123	[1]	Nektar Therapeutics	9,119
		TOTAL	63,842
		Plastic Containers – 0.2%
1,676	[1]	Bway Holding Co.	29,783
9,500	[1]	Owens-Illinois, Inc.	302,860
		TOTAL	332,643
		Poultry Products – 0.0%
300		Sanderson Farms, Inc.	10,977
		Printed Circuit Boards – 0.0%
546	[1]	Benchmark Electronics, Inc.	9,173
5,268	[1]	PMC-Sierra, Inc.	44,883
1,469		Sanmina-SCI Corporation	9,431
		TOTAL	63,487
		Printing – 0.0%
2,870	[1]	Valassis Communications, Inc.	52,320
		Property Liability Insurance – 2.8%
13,000		Allied World Assurance Holdings Ltd.	581,880
4,000		American Financial Group, Inc. Ohio	98,400
172		American Physicians Capital, Inc.	4,864
500	[1]	Arch Capital Group Ltd.	33,685
1,433	[1]	Argo Group International Holdings Ltd.	48,665
1,597	[1]	CNA Surety Corp.	23,093
37,800		Chubb Corp.	1,834,056
6,300		Everest Re Group Ltd.	551,187
7,300		HCC Insurance Holdings, Inc.	192,647
6,210		Horace Mann Educators Corp.	77,190
1,912		OneBeacon Insurance Group Ltd.	22,791
1,200		PartnerRe Ltd.	91,776
7,182		Platinum Underwriters Holdings Ltd.	256,900

2,477	[1]	ProAssurance Corp.	124,543
5,700		RenaissanceRe Holdings Ltd.	299,250
3,381		Selective Insurance Group, Inc.	51,797
25,400		The Travelers Cos, Inc.	1,264,666
3,500		Transatlantic Holdings, Inc.	176,750
5,200		XL Capital Ltd., Class A	85,332
		TOTAL	5,819,472
		Psychiatric Centers – 0.0%
2,800	[1]	Psychiatric Solutions, Inc.	57,792
		Railroad – 0.6%
26,600		CSX Corp.	1,121,988
371		Freightcar America, Inc.	8,748
		TOTAL	1,130,736
		Real Estate Investment Trusts – 5.2%
36,000		AMB Property Corp.	791,280
18,000		American Campus Communities, Inc.	486,360
75,000		Annaly Capital Management, Inc.	1,268,250
8,000		Avalonbay Communities, Inc.	550,240
14,000		Boston Properties, Inc.	850,780
9,000		Digital Realty Trust, Inc.	406,170
15,000		HCP, Inc.	443,850
50,000		Host Hotels & Resorts, Inc.	505,500
40,000		Kimco Realty Corp.	505,600
43,000		Liberty Property Trust	1,262,910
30,100		Macerich Co. (The)	896,980
75,000		Prologis Trust	849,750
16,589		Simon Property Group, Inc.	1,126,227
15,045		Vornado Realty Trust	896,080
		TOTAL	10,839,977
		Recreational Goods – 0.0%
687	[1]	Sturm Ruger & Co., Inc.	7,296
		Recreational Vehicles – 0.0%
405		Thor Industries, Inc.	10,619
		Regional Banks – 0.9%
417		Bank of the Ozarks, Inc.	9,487
53,500		Comerica, Inc.	1,484,625
16,900		Fulton Financial Corp.	139,594
4,966		Oriental Financial Group	52,888
144		Park National Corp.	8,364
1,873		Republic Bancorp, Inc.	34,444
421	[1]	Svb Finl Group	17,366
389		Wintrust Financial Corp.	10,974
		TOTAL	1,757,742
		Resorts – 0.0%
1,839	[1]	Vail Resorts, Inc.	63,335
		Restaurant – 0.3%
5,716		Bob Evans Farms, Inc.	150,159

6,000	[1]	Green Mountain Coffee, Inc.	399,300
2,334		Ruby Tuesday, Inc.	15,545
		TOTAL	565,004
		Rubber – 0.0%
3,615		Cooper Tire & Rubber Co.	55,165
		Savings & Loan – 0.1%
2,575		Flushing Financial Corp.	28,917
1,577		MB Financial, Inc.	28,197
13,900	[1]	Ocwen Financial Corp.	151,927
		TOTAL	209,041
		Securities Brokerage – 2.2%
26,400		Goldman Sachs Group, Inc.	4,492,488
988	[1]	Interactive Brokers Group, Inc., Class A	15,818
1,586	[1]	Penson Worldwide, Inc.	15,464
1,396	[1]	Piper Jaffray Cos., Inc.	64,760
2,200	[1]	TD Ameritrade Holding Corp.	42,460
		TOTAL	4,630,990
		Semiconductor Distribution – 0.0%
3,300	[1]	Tyler Technologies, Inc.	62,766
		Semiconductor Manufacturing – 0.1%
560	[1]	ATMI, Inc.	8,484
1,009	[1]	Cabot Microelectronics Corp.	32,268
1,678	[1]	Diodes, Inc.	27,486
919	[1]	NetLogic Microsystems, Inc.	34,931
2,559	[1]	Omnivision Technologies, Inc.	31,373
1,140	[1]	Standard Microsystems Corp.	21,957
5,352	[1]	Triquint Semiconductor, Inc.	28,847
		TOTAL	185,346
		Semiconductor Manufacturing Equipment – 0.1%
309	[1]	Advanced Energy Industries, Inc.	3,773
3,713	[1]	Tessera Technologies, Inc.	82,094
1,794	[1]	Veeco Instruments, Inc.	43,684
		TOTAL	129,551
		Semiconductors & Semiconductor Equipment – 0.2%
5,100	[1]	Fairchild Semiconductor International, Inc., Class A	38,148
10,000		Linear Technology Corp.	258,800
7,213	[1]	RF Micro Devices, Inc.	28,708
1,642	[1]	Zoran Corp.	14,564
		TOTAL	340,220
		Services to Medical Professionals – 1.8%
10,900	[1]	Humana, Inc.	409,622
31,200		Omnicare, Inc.	676,104
3,800		Quest Diagnostics, Inc.	212,534
41,600		UnitedHealth Group, Inc.	1,079,520
29,300	[1]	Wellpoint, Inc.	1,370,068
		TOTAL	3,747,848

		Shoes – 0.1%
680	[1]	Deckers Outdoor Corp.	60,976
420	[1]	Skechers USA, Inc., Class A	9,164
963	[1]	Steven Madden Ltd.	39,002
		TOTAL	109,142
		Silver Production – 0.0%
2,002		Coeur d'Alene Mines Corp.	40,200
		Software Packaged/Custom – 0.8%
2,900	[1]	Ansys, Inc.	117,682
900	[1]	BMC Software, Inc.	33,444
21,700		CA, Inc.	453,964
259	[1]	Concur Technologies, Inc.	9,231
388	[1]	Interactive Intelligence, Inc.	6,507
1,737	[1]	JDA Software Group, Inc.	34,462
1,772	[1]	Mentor Graphics Corp.	12,935
547	[1]	MicroStrategy, Inc., Class A	47,737
17,500	[1]	Oracle Corp.	369,250
1,737		Pegasystems, Inc.	49,800
6,600		Rovi Corporation	181,830
1,014	[1]	Sourcefire, Inc.	20,584
19,200	[1]	Symantec Corp.	337,536
		TOTAL	1,674,962
		Specialty Retailing – 0.8%
1,594	[1]	America's Car-Mart, Inc.	33,044
835		Asbury Automotive Group, Inc.	8,133
1,700	[1]	Big Lots, Inc.	42,585
21,000		CVS Corp.	741,300
11,700	[1]	Cabela's, Inc. Class A	147,069
7,200	[1]	Expedia, Inc.	163,224
1,707		Finish Line, Inc., Class A	17,309
1,826		Group 1 Automotive, Inc.	46,417
1,669	[1]	Gymboree Corp.	71,049
5,909	[1]	J Crew Group, Inc.	240,969
1,647	[1]	Jo-Ann Stores, Inc.	43,843
657	[1]	Kirkland's, Inc.	8,265
542		Lithia Motors, Inc., Class A	4,520
3,600		Penske Automotive Group, Inc.	56,376
1,656		Sonic Automotive, Inc.	14,805
649	[1]	Zumiez, Inc.	8,742
		TOTAL	1,647,650
		Technology Hardware & Equipment – 0.3%
9,400		Hewlett-Packard Co.	446,124
6,133	[1]	STEC, Inc.	130,756
		TOTAL	576,880
		Telecommunication Equipment & Services – 0.1%
2,000	[1]	Amdocs Ltd.	50,400
1,324	[1]	Novatel Wireless, Inc.	11,810

3,392		Plantronics, Inc.	81,781
		TOTAL	143,991
		Telephone Utility – 0.0%
396		Atlantic Telephone Network, Inc.	18,153
		Textiles Apparel & Luxury Goods – 0.0%
1,900		Phillips Van Heusen Corp.	76,285
		Tobacco – 1.3%
2,990	[1]	Alliance One International, Inc.	13,186
64,100		Altria Group, Inc.	1,160,851
30,400		Philip Morris International, Inc.	1,439,744
2,270		Universal Corp.	94,409
		TOTAL	2,708,190
		Undesignated Consumer Cyclicals – 1.8%
3,100	[1]	Alliance Data Systems Corp.	170,438
4,884	[1]	Avis Budget Group, Inc.	41,026
6,007	[1]	Corinthian Colleges, Inc.	95,271
900	[1]	Cornell Corrections, Inc.	20,556
4,700		DeVRY, Inc.	259,863
1,900		Herbalife Ltd.	63,935
26,200	[1]	ITT Educational Services, Inc.	2,367,170
11,300	[1]	Iron Mountain, Inc.	276,059
2,737		Nu Skin Enterprises, Inc.	62,294
6,830	[1]	Rent-A-Center, Inc.	125,399
500		Strayer Education, Inc.	101,485
415	[1]	Universal Technical Institute, Inc.	7,466
1,100	[1]	Weight Watchers International, Inc.	29,161
3,817	[1]	Wright Express Corp.	106,532
		TOTAL	3,726,655
		Undesignated Consumer Staples – 0.1%
8,100		Block (H&R), Inc.	148,554
		Undesignated Health – 0.0%
6,242	[1]	HealthSouth Corp.	91,196
		Undesignated Technology – 0.0%
793	[1]	RightNow Technologies, Inc.	12,101
		Wireless Telecommunication Services – 0.0%
3,128	[1]	Syniverse Holdings, Inc.	53,583
		TOTAL COMMON STOCKS (IDENTIFIED COST $112,795,527)	118,494,113
		Asset-Backed Securities – 1.3%
$250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	221,571
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,139,860
1,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 09/15/2039	730,430
32,512		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	22,844
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	71,749
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 02/12/2051	145,131
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	203,403

140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	131,611
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,034,700)	2,666,599
		Collateralized Mortgage Obligations – 0.7%
3,042		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.808%, 3/25/2031	3,030
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	382,997
10,656		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	11,733
20,636		Federal Home Loan Mortgage Corp REMIC 1384 D, 7.000%, 9/15/2022	22,725
15,651		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	16,531
53,825		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	57,523
48,347		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	51,963
5,681		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	6,231
12,301		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	12,452
35,133		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	37,592
2,781		Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	2,799
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	625,339
350,000		Morgan Stanley Capital, Inc. A4, 5.881%, 6/11/2049	304,641
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,585,740)	1,535,556
		Corporate Bonds – 9.9%
		Basic Industry — Chemicals – 0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	95,190
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	79,994
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	91,925
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	33,909
70,000		Praxair, Inc., 4.625%, 03/30/2015	75,441
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	75,803
		TOTAL	452,262
		Basic Industry — Metals & Mining – 0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	50,795
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	84,067
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	91,078
10,000		ArcelorMittal, 6.125%, 6/01/2018	9,912
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	165,004
130,000		Barrick Gold Corp., 6.950%, 04/01/2019	148,318
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	47,344
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	91,669
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	92,936
		TOTAL	781,123
		Basic Industry — Paper – 0.0%
25,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	27,474
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	45,993
		TOTAL	73,467
		Capital Goods — Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,160
125,000		Boeing Co., Note, 5.125%, 02/15/2013	135,062
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,607
		TOTAL	219,829

		Capital Goods — Building Materials – 0.1%
70,000		RPM International, Inc., 6.500%, 02/15/2018	70,996
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	55,281
		TOTAL	126,277
		Capital Goods — Diversified Manufacturing – 0.5%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	64,919
30,000		Emerson Electric Co., 4.875%, 10/15/2019	31,755
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	108,771
160,000		Harsco Corp., 5.750%, 05/15/2018	166,544
80,000		Hubbell, Inc., 5.950%, 06/01/2018	83,816
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	66,455
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	98,120
140,000		Textron Financial Corp., 5.400%, 04/28/2013	138,384
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	26,850
50,000		Thomas & Betts Corp., Note, 7.250%, 06/01/2013	51,359
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	137,025
		TOTAL	973,998
		Capital Goods — Environmental – 0.1%
85,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	87,750
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,329
		TOTAL	117,079
		Capital Goods — Packaging – 0.0%
20,000		Pactiv Corp., 6.400%, 01/15/2018	20,973
		Communications — Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	218,860
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	22,459
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	80,595
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	105,972
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	36,190
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	24,671
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	26,415
		TOTAL	515,162
		Communications — Media Noncable – 0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	86,126
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	87,442
		TOTAL	173,568
		Communications — Telecom Wireless – 0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	198,064
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	106,298
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	110,239
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	64,163
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	107,215
		TOTAL	585,979
		Communications — Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	132,362
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	43,012
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	102,959
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	66,499

56,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	59,689
		TOTAL	404,521
		Consumer Cyclical — Automotive – 0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	102,201
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	81,863
		TOTAL	184,064
		Consumer Cyclical — Entertainment – 0.2%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	107,000
180,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	198,182
		TOTAL	305,182
		Consumer Cyclical — Lodging – 0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	91,159
		Consumer Cyclical — Retailers – 0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	75,248
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	204,111
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	87,023
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	80,750
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,505
100,000		Target Corp., 5.875%, 03/01/2012	109,657
50,000		Target Corp., Note, 5.875%, 07/15/2016	55,271
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	45,536
		TOTAL	685,101
		Consumer Non-Cyclical — Food/Beverage – 0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	114,486
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	109,176
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	31,737
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	70,053
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	98,518
135,000		Kellogg Co., 4.250%, 03/06/2013	143,362
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	43,655
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	79,360
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,844
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	95,450
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,905
20,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	20,607
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	21,805
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	52,767
		TOTAL	972,725
		Consumer Non-Cyclical — Health Care – 0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	45,476
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	23,365
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	206,385
		TOTAL	275,226
		Consumer Non-Cyclical — Pharmaceuticals – 0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	66,173
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	142,866
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	108,685

30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	34,179
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	117,860
		TOTAL	469,763
		Consumer Non-Cyclical — Products – 0.1%
75,000		Philips Electronics NV, 5.750%, 03/11/2018	80,908
80,000		Whirlpool Corp., 5.500%, 03/01/2013	82,401
		TOTAL	163,309
		Consumer Non-Cyclical — Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	46,680
		Consumer Non-Cyclical — Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	84,926
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	32,305
		TOTAL	117,231
		Energy — Independent – 0.1%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,011
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,845
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	79,322
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	66,444
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	70,772
		TOTAL	302,394
		Energy — Integrated – 0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	223,570
		Energy — Oil Field Services – 0.0%
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	83,190
		Energy — Refining – 0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	109,058
115,000		Valero Energy Corp., 7.500%, 04/15/2032	113,878
10,000		Valero Energy Corp., 9.375%, 03/15/2019	11,878
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	34,927
		TOTAL	269,741
		Financial Institution — Banking – 1.4%
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	280,386
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	96,875
130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	149,047
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	56,874
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	161,233
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,290
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	160,013
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	54,877
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	26,128
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	79,838
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	160,506
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	182,534
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,689
250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 04/01/2014	261,546
100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	106,336
90,000		M & T Bank Corp., 5.375%, 05/24/2012	93,604

35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	36,139
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	75,393
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	119,380
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,286
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	200,824
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	20,975
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	205,274
30,000		Wachovia Corp., 5.750%, 02/01/2018	31,542
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	100,731
75,000		Zions Bancorp, Sub. Note, 5.500%, 11/16/2015	58,629
		TOTAL	2,864,949
		Financial Institution — Brokerage – 0.5%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	273,336
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,212
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	128,098
150,000	[2,3]	FMR LLC, Bond, 7.57%, 6/15/2029	170,408
100,000		Invesco Ltd., Note, 4.500%, 12/15/2009	100,323
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	74,669
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	76,130
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	65,389
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	60,191
		TOTAL	996,756
		Financial Institution — Finance Noncaptive – 0.8%
100,000		American Express Co., 4.875%, 07/15/2013	103,471
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	78,070
150,000		American Express Credit Corp., 5.875%, 05/02/2013	161,183
100,000		American General Finance Corp., 4.000%, 03/15/2011	85,907
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	119,784
120,000		Capital One Capital IV, 6.745%, 02/17/2037	98,100
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,721
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	426,084
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	206,795
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	79,500
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	96,000
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	95,562
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	76,188
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	21,612
		TOTAL	1,653,977
		Financial Institution — Insurance — Health – 0.1%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	79,273
60,000		CIGNA Corp., 6.350%, 03/15/2018	59,056
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	106,211
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	47,758
		TOTAL	292,298
		Financial Institution — Insurance — Life – 0.4%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	224,846
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	98,576

70,000		MetLife, Inc., 6.750%, 06/01/2016	78,203
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,189
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	50,318
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	89,277
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	125,825
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	86,367
		TOTAL	765,601
		Financial Institution — Insurance — P&C – 0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	97,853
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	97,552
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	106,145
75,000		CNA Financial Corp., 6.500%, 08/15/2016	71,762
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,823
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	94,767
25,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	26,013
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	110,328
		TOTAL	626,243
		Financial Institution — REITs – 0.2%
40,000		AMB Property LP, 6.300%, 06/01/2013	40,273
30,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	30,831
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	55,528
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	17,922
75,000		Liberty Property LP, 6.625%, 10/01/2017	73,959
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	101,400
95,000		Simon Property Group LP, 6.125%, 05/30/2018	98,678
35,000		Simon Property Group LP, 6.750%, 05/15/2014	38,066
		TOTAL	456,657
		Oil & Gas – 0.1%
150,000	[2,3]	Petroleos Mexicanos, 4.875%, 03/15/2015	149,418
		Technology – 0.5%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	43,587
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	66,396
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	219,501
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	79,284
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	101,243
65,000		Harris Corp., 5.950%, 12/01/2017	70,174
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	119,196
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	131,134
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	73,435
150,000		Oracle Corp., 6.500%, 04/15/2038	172,242
		TOTAL	1,076,192
		Transportation — Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	78,912
		Transportation — Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	79,523
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	111,024
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	106,592

100,000		Union Pacific Corp., 4.875%, 01/15/2015	105,064
		TOTAL	402,203
		Transportation — Services – 0.0%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	92,926
		Utility — Electric – 0.9%
150,000		Alabama Power Co., 5.700%, 02/15/2033	158,960
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	84,441
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	95,130
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	113,641
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	106,999
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,796
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	66,024
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	106,822
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	108,566
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,326
40,000	[2,3]	FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.050%, 08/15/2021	41,547
50,000	[2,3]	FirstEnergy Solutions Corp., Series 144A, 4.800%, 02/15/2015	52,025
41,635	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	44,385
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	42,304
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	97,774
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	86,411
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	48,072
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	108,181
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	82,892
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	57,790
90,000		Union Electric Co., 6.000%, 04/01/2018	97,059
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	83,745
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	98,668
		TOTAL	1,791,558
		Utility — Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	42,119
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	24,840
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	60,630
		TOTAL	127,589
		Utility — Natural Gas Pipelines – 0.2%
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	160,081
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	81,472
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	42,725
65,000		Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	78,488
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	93,749
		TOTAL	456,515
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,668,703)	20,465,367
		Government/AgencY – 0.0%
		Sovereign – 0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $80,151)	82,687

		Government Agencies – 1.9%
750,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	851,033
2,750,000		Federal National Mortgage Association, 4.375%, 3/15/2013	2,981,852
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,594,199)	3,832,885
		Mortgage-Backed Securities – 0.0%
11,853		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	12,490
6,907		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	7,442
17,102		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	18,587
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,021)	38,519
		municipals – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	74,984
		U.S. Treasury – 0.2%
250,000		United States Treasury Bill, 0.06%, 12/24/2009	249,986
150,000	[5]	United States Treasury Note, 4.125%, 5/15/2015	162,621
		TOTAL U.S. TREASURY (IDENTIFIED COST $406,230)	412,607
		Exchange-Traded Funds – 15.0%
293,500		iShares MSCI Emerging Market Fund	11,023,860
341,000		iShares MSCI EAFE Index Fund	18,175,300
72,000	[1]	PowerShares DB Agriculture Fund	1,841,040
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $25,256,775)	31,040,200
		Mutual Funds – 14.0%;6
85,774		Emerging Markets Fixed Income Core Fund	2,026,137
1,493,904		Federated Mortgage Core Portfolio	15,148,184
729,100		High Yield Bond Portfolio	4,454,804
7,315,118	[7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	7,315,118
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $27,793,231)	28,944,243
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $194,322,277)[8]	207,587,760
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[9]	(375,137)
		TOTAL NET ASSETS — 100%	$207,212,623

At October 31, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Bond 30-Year Long Futures	11	$1,321,719	December 2009	$ 28,593
[1]United States Treasury Note 2-Year Short Futures	90	$19,584,844	December 2009	$ (148,945)
[1]United States Treasury Note 5-Year Short Futures	8	$931,625	December 2009	$ 1,623
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (118,729)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $1,635,515, which represented 0.8% of total net assets.

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $1,635,515, which represented 0.8% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts
6	Affiliated companies.
7	7-Day net yield.
8	At October 31, 2009, the cost of investments for federal tax purposes was $194,321,290. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $13,266,470. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,913,512 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,647,042.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securites. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.

In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events,the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$115,502,883	$ —	$ —	$115,502,883
International	2,991,230			2,991,230
Debt Securities:
Asset-Backed Securities	—	2,666,599	—	2,666,599
Collateralized Mortgage Obligations	—	1,535,556	—	1,535,556
Corporate Bonds	—	20,465,367	—	20,465,367
Government/Agency	—	82,687	—	82,687
Government Agencies	—	3,832,885	—	3,832,885
Mortgage-Backed Securities	—	38,519	—	38,519
Municipal	—	74,984	—	74,984
U.S. Treasury	—	412,607	—	412,607
Exchange-Traded Funds	—	31,040,200		31,040,200
Mutual Funds	$28,944,243	$ —	$ —	$28,944,243
TOTAL SECURITIES	$147,438,356	$60,149,404	$ —	$207,587,760
OTHER FINANCIAL INSTRUMENTS**	$(118,729)	$ —	$ —	$(118,729)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010